Condensed Statement of Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net profit (loss)	$ (52,942)	(328,477)	(47,003)	57,656	$ (56,166)	(348,480)	(48,226)	56,324
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	2,713	16,835	(25,222)	(2,588)	2,713	16,835	(21,357)	(3,942)
Comprehensive income (loss)	(50,229)	(311,642)	(72,225)	55,068	(53,453)	(331,645)	(69,583)	52,382
Comprehensive income (loss) attributable to the Company's ordinary shareholders	$ (53,453)	(331,645)	(73,448)	53,736	$ (53,453)	(331,645)	(69,583)	52,382